Provisions	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Provisions

Note	34 | Provisions

Included in non-current liabilities
	For contingencies
	12.31.24	12.31.23
At 12.31.23	21,474	37,658
Increases	13,690	14,736
Result from exposure to inflation for the year	(13,662)	(30,920)
At 12.31.24	21,502	21,474

Included in current liabilities

	For contingencies
	12.31.24	12.31.23
At 12.31.23	6,248	10,178
Increases	10,049	6,428
Decreases	(4,056)	(1,888)
Result from exposure to inflation for the year	(4,148)	(8,470)
At 12.31.24	8,093	6,248